Net finance costs	12 Months Ended
Dec. 31, 2018
Net Finance Costs [Abstract]
Net finance costs

4 Net finance costs

(a) Net finance costs/(income)

	2018 £m	2017 £m	2016 £m

Interest expense	1,593	1,081	645

Facility fees	13	13	5

Interest related to adjusting tax payables (note 4(b))	41	43	25

Loss on bond redemption (note 4(b))	–	–	101

Acquisition of RAI (note 4(b))	–	153	–

Fair value changes on derivative financial instruments and hedged items	(154)	(149)	(458)

Hedge ineffectiveness (note 4(b))	–	9	–

Venezuela hyperinflation (note 4(b))	(45)	–	–

Exchange differences on financial liabilities	36	47	363

Finance costs	1,484	1,197	681

Interest under the effective interest method	(68)	(83)	(68)

Dividend income	–	(1)	–

Hedge ineffectiveness (note 4(b))	–	–	(18)

Exchange differences on financial assets	(35)	(19)	42

Finance income	(103)	(103)	(44)

Net finance costs	1,381	1,094	637

The Group manages foreign exchange gains and losses and fair value changes on a net basis excluding adjusting items, which are explained in note 4(b); and the derivatives that generate the fair value changes are in note 16.

Facility fees principally relate to the Group's central banking facilities.

(b) Adjusting items included in net finance costs

Adjusting items are significant items in net finance costs which individually or, if of a similar type, in aggregate, are relevant to an understanding of the Group’s underlying financial performance.

In 2018, the Group incurred interest on adjusting tax payables of £41 million (2017: £43 million; 2016: £25 million). This included interest of £25 million (2017: £25 million; 2016: £25 million) in relation to the Franked Investment Income Group Litigation Order (FII GLO) (note 6(b)) and interest of £12 million in relation to retrospective guidance by a tax authority on overseas withholding tax.

Also in 2018, the Group recognised a monetary gain of £45 million related to the application of hyperinflationary accounting in Venezuela (note 3(h)).

In 2017, the Group incurred pre-financing costs related to the acquisition of RAI of £153 million.

Also in 2017, the Group realised a £9 million charge in relation to the reversal of a gain recognised in 2016, related to hedge ineffectiveness on external swaps following the referendum regarding “Brexit”. The gain in 2016 of £18 million was deemed to be adjusting as it is not representative of the underlying performance of the business and so the partial reversal has also been deemed as an adjusting item.

In 2016, the Group redeemed a US$700 million bond, prior to its original maturity date of 15 November 2018. This led to a loss of US$130 million (£101 million), which has been treated as an adjusting item.